Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 851,245	$ 9,563	$ 146,035	$ 55,676
Cost of revenues	464,391	8,298	81,243	46,456
Gross profit	386,854	1,265	64,792	9,220
Operating expenses:
Research and development	363	595	1,689	889
Selling and marketing	85,068	2,517	11,140	6,814
General and administrative	29,627	7,326	58,165	36,488
Amortization of intangible assets	11,119	797	5,590	2,925
Total operating expenses	126,177	11,235	76,584	47,116
Profit (loss) from operations	260,677	(9,970)	(11,792)	(37,896)
Equity in net loss of Micronet				(1,934)
Loss from decrease in holding percentage in former VIE				(1,128)
Other income	425	155	2,151	1,261
Financial income , net	1,444	78	(750)	395
Profit (loss) before provision for income taxes	262,546	(9,737)
Loss before income tax expense (benefit)			(10,391)	(39,302)
Income tax expenses (benefit)	85,914	(1,076)	37,474	(1,791)
Net profit (loss) after provision for income taxes	176,632	(8,661)	(47,865)	(37,511)
Loss from equity investment	(208)	(184)	(746)	353
Net profit (loss)	176,424	(8,845)	(48,611)	(37,158)
Net loss attributable to non-controlling stockholders	(316)	(159)	(1,542)	(730)
Net profit (loss) attributable to TINGO GROUP, Inc.	$ 176,740	$ (8,686)	$ (47,069)	$ (36,428)
Loss per share attributable to TINGO GROUP:
Basic profit (loss) per share (in Dollars per share)	$ 1.1	$ (0.07)	$ (0.36)	$ (0.32)
Diluted profit (loss) per share (in Dollars per share)	$ 0.33	$ (0.07)
Weighted average common shares outstanding:
Basic (in Shares)	161,302,051	122,435,576	129,345,764	112,562,199
Diluted (in Shares)	524,214,392	122,435,576